COVER LETTER

April 29, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund (the “Trust”)

(1933 Act File No. 2-39334; 1940 Act File No. 811-02224)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 114 to the Trust’s Registration Statement on Form N-1A which was filed electronically on April 29, 2022.

Please address any questions or comments to the undersigned at (413) 744-0762.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund